Share Capital - Summary of Share Capital (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Aug. 10, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Cash consideration received for share issue		¥ 1,321
Domestic state owned shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,039,228,665	4,039,228,665
Par value of share		¥ 1.00	¥ 1.00
A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,983,421,335	2,983,421,335
Par value of share		¥ 1.00	¥ 1.00
H Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Number of shares issued		3,065,523,272	2,794,917,000
Par value of share		¥ 1.00	¥ 1.00
Class H shares [member]
Disclosure of classes of share capital [line items]
Shares issued, value		106,000,000
American Airlines, Inc. [member] | Class H shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	270,606,272
Cash consideration received for share issue	¥ 1,321
Lock-up period	3 years
American Airlines, Inc. [member] | Share capital [member]
Disclosure of classes of share capital [line items]
Shares issued, value	270,000,000
American Airlines, Inc. [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Shares issued, value	1,051,000,000